Non-Current Liabilities - Employee Benefits (Details) - Schedule of the amounts recognized in the statement of financial position are determined	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)
Schedule of the amounts recognized in the statement of financial position are determined [Abstract]
Present value of the defined benefit obligation	$ 313,227	$ 212,790	$ 1,026,565
Fair value of defined benefit plan assets	(109,591)	(74,451)	(208,375)
Net liability in the statement of financial position	$ 203,636	$ 138,339	$ 818,190